Morgan Stanley Income Builder Fund
LETTER TO THE SHAREHOLDERS [ ] MARCH 31, 2002

Dear Shareholder:

The U.S. economy continued its decline during the final three months of 2001. The effects of the recession were exacerbated by the terrorist attacks of September 11. As consumer and industrial confidence plummeted, the Federal Reserve Board stepped in and lowered interest rates four times by the end of 2001, bringing rates down a total of 475 basis points for the calendar year. Lower interest rates and an abundance of incentives by auto companies rallied the consumer to spend money on homes and cars. Consumer spending, along with a severe drawdown in inventories and lower oil prices at the end of 2001, has led to improved consumer confidence and produced more-positive economic data during the first three months of 2002.

While it appears that we are in the early stages of a recovery, higher oil prices and a still weak corporate profit environment have put the brakes on the stock market. The Fed is currently on hold, and we do not see interest rates increasing until later this year. Of course, this will be highly dependent on the magnitude of any positive economic data. It appears more likely that we will experience a slow recovery versus the traditional V-shaped pattern we have seen in past cycles.


Performance and Portfolio Strategy

For the six-month period ended March 31, 2002, Morgan Stanley Income Builder Fund's Class B shares posted a total return of 8.06 percent versus 11.01 percent for the Standard & Poor's 500 Index(1). For the same period, the Fund's Class A, C and D shares posted total returns of 8.48 percent, 8.07 percent and 8.59 percent, respectively. The performance of the Fund's four share classes varies because each has different expenses. The total return figures given assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges.

The Fund's underperformance of its benchmark can be attributed to its holdings in utilities and health care. The Fund's holdings in consumer cyclicals and industrials contributed positively to its overall performance. The Fund also benefited from its allocation to real estate investment trusts.

On March 31, 2002, the Fund's large-cap stock segment was relatively fully invested, as it has been since the Fund's inception. Portfolio transactions during the period included the purchase of Nokia, Boeing, Bristol-Myers Squibb, Marathon Oil, Keycorp and Carolina Group. The Fund eliminated its positions in Whirlpool, Rockwell International, Anheuser-Busch, Reliant Energy, Ford, Ultramar, Diamond Shamrock, Ashland and Emerson.

The Fund's convertible securities component continued to provide downside protection during the market sell-off that followed September 11. Our focus on high-credit-quality issues enabled the

--------------

(1) The Standard & Poor's 500 Index (S&P 500(Reg. TM)) is a broad-based index the performance of which is based on the performance of 500 widely held common stocks chosen for market size, liquidity and industry group representation. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

Morgan Stanley Income Builder Fund
LETTER TO THE SHAREHOLDERS [ ] MARCH 31, 2002 continued

convertible portion of the Fund to post better performance relative to the equity market during that period. Despite the reduction in initial public offerings and secondary market activities, we believe that the convertible market remains an attractive financing vehicle for companies to use to meet their financial needs.


Looking Ahead

There is no doubt that the September 11 terrorist attacks had a negative impact on the markets and the economy. However, we anticipate that the aggressive easing of monetary policy by the Fed during the fiscal year will eventually lead to a rally in stock prices. In addition, we believe that the economy is on the road to recovery.

Over the near term, we believe that the financial markets will continue to favor value-oriented and dividend-paying stocks as investors remain cautious over the timing and magnitude of the economic recovery. Capital spending rates by corporations are expected to be moderate, which may hinder corporate earnings. Overall, our message is that conservatism will be the prevailing theme in investments. As we enter into the second half of the Fund's fiscal year, we believe that the Fund's portfolio of dividend-paying stocks, convertible securities and real estate investment trusts is well positioned for the projected market environment.

We appreciate your ongoing support of Morgan Stanley Income Builder Fund and look forward to continuing to serve your investment needs.

Very truly yours,


/s/ Charles A. Fiumefreddo                        /s/ Mitchell M. Merin

Charles A. Fiumefreddo                            Mitchell M. Merin
Chairman of the Board                             President

Morgan Stanley Income Builder Fund
FUND PERFORMANCE [ ] MARCH 31, 2002


                                                   AVERAGE ANNUAL TOTAL RETURNS
----------------------------------------------------------------------------------------------------------------------------
                        CLASS A SHARES*                                                        CLASS B SHARES**
----------------------------------------------------------------       -----------------------------------------------------
PERIOD ENDED 3/31/02                                                   PERIOD ENDED 3/31/02
---------------------------                                            ---------------------------
1 Year                              3.51%(1)    (1.92)%(2)             1 Year                         2.64%(1)    (2.29)%(2)
Since Inception (7/28/97)           4.46%(1)     3.27 %(2)             5 Years                        6.15%(1)     5.85 %(2)
                                                                       Since Inception (6/26/96)      7.28%(1)     7.16 %(2)



                       CLASS C SHARES+                                               CLASS D SHARES++
--------------------------------------------------------------         -----------------------------------------------------
PERIOD ENDED 3/31/02                                                   PERIOD ENDED 3/31/02
---------------------------                                            ---------------------------
1 Year                              2.62%(1)     1.63%(2)              1 Year                         3.80%(1)
Since Inception (7/28/97)           3.70%(1)     3.70%(2)              Since Inception (7/28/97)      4.73%(1)


PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST. THE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.


------------

(1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.
*    The maximum front-end sales charge for Class A shares is 5.25%.
** The maximum contingent deferred sales charge (CDSC) for Class B shares is 5.0%. The CDSC declines to 0% after six years.
+ The maximum CDSC for Class C shares is 1.0% for shares redeemed within one year of purchase.
++   Class D shares have no sales charge.

Morgan Stanley Income Builder Fund
PORTFOLIO OF INVESTMENTS [ ] MARCH 31, 2002 (UNAUDITED)


 NUMBER OF
  SHARES                                                            VALUE
------------------------------------------------------------------------------
           Common Stocks (54.2%)
           Aerospace & Defense (1.4%)
   60,000  Boeing Co. ........................................  $  2,895,000
                                                                ------------
           Auto Parts: O.E.M. (2.4%)
  160,000  Delphi Automotive Systems Corp. ...................     2,558,400
   30,000  Johnson Controls, Inc. ............................     2,649,300
                                                                ------------
                                                                   5,207,700
                                                                ------------
           Casino/Gaming (0.0%)
    4,685  Fitzgerald Gaming Corp. ...........................        -
                                                                ------------
           Chemicals: Major Diversified (0.7%)
   45,000  Dow Chemical Co. (The) ............................     1,472,400
                                                                ------------
           Department Stores (1.2%)
   50,000  Sears, Roebuck & Co. ..............................     2,563,500
                                                                ------------
           Electric Utilities (3.7%)
   40,000  Dominion Resources, Inc. ..........................     2,606,400
   45,000  FPL Group, Inc. ...................................     2,679,750
   95,000  TECO Energy, Inc. .................................     2,719,850
                                                                ------------
                                                                   8,006,000
                                                                ------------
           Finance/Rental/Leasing (1.3%)
   35,000  Fannie Mae ........................................     2,795,800
                                                                ------------
           Financial Conglomerates (2.2%)
   38,293  Citigroup, Inc. ...................................     1,896,269
   80,000  J.P. Morgan Chase & Co. ...........................     2,852,000
                                                                ------------
                                                                   4,748,269
                                                                ------------
           Food: Major Diversified (1.2%)
  120,000  Sara Lee Corp. ....................................     2,491,200
                                                                ------------
           Food: Meat/Fish/Dairy (1.3%)
  110,000  ConAgra Foods Inc. ................................     2,667,500
                                                                ------------
           Household/Personal Care (1.0%)
   64,164  Estee Lauder Companies, Inc. (The) (Class A) ......     2,191,842
                                                                ------------
           Industrial Conglomerates (3.5%)
   70,000  Honeywell International, Inc. .....................     2,678,900
   35,748  Ingersoll Rand Co. ................................     1,788,115
   40,000  United Technologies Corp. .........................     2,968,000
                                                                ------------
                                                                   7,435,015
                                                                ------------


                        See Notes to Financial Statements

Morgan Stanley Income Builder Fund
PORTFOLIO OF INVESTMENTS [ ] MARCH 31, 2002 (UNAUDITED) continued


 NUMBER OF
  SHARES                                                            VALUE
------------------------------------------------------------------------------
           Industrial Specialties (0.6%)
   25,000  PPG Industries, Inc. ..............................  $  1,372,750
                                                                ------------
           Life/Health Insurance (1.2%)
   50,000  Lincoln National Corp. ............................     2,536,500
                                                                ------------
           Major Banks (5.3%)
   40,000  Bank of America Corp. .............................     2,720,800
   75,000  FleetBoston Financial Corp. .......................     2,625,000
  100,000  KeyCorp ...........................................     2,665,000
   80,525  WestPac Banking Corp. Ltd. (ADR) (Australia) ......     3,357,893
                                                                ------------
                                                                  11,368,693
                                                                ------------
           Major Telecommunications (2.5%)
  180,000  Sprint Corp. (FON Group) ..........................     2,752,200
   55,000  Verizon Communications Inc. .......................     2,510,750
                                                                ------------
                                                                   5,262,950
                                                                ------------
           Office Equipment/Supplies (1.3%)
   65,000  Pitney Bowes, Inc. ................................     2,782,000
                                                                ------------
           Oil & Gas Production (2.6%)
   70,000  Burlington Resources, Inc. ........................     2,806,300
   45,000  Kerr-McGee Corp. ..................................     2,828,250
                                                                ------------
                                                                   5,634,550
                                                                ------------
           Oil Refining/Marketing (2.5%)
   90,000  Marathon Oil Corp. ................................     2,592,000
  200,000  Tesoro Petroleum Corp. ............................     2,810,000
                                                                ------------
                                                                   5,402,000
                                                                ------------
           Pharmaceuticals: Major (4.1%)
   65,000  Bristol-Myers Squibb Co. ..........................     2,631,850
   60,000  Merck & Co., Inc. .................................     3,454,800
   85,000  Schering-Plough Corp. .............................     2,660,500
                                                                ------------
                                                                   8,747,150
                                                                ------------
           Real Estate Investment Trusts (7.9%)
   40,000  Alexandria Real Estate Equities, Inc. .............     1,784,000
   60,000  Archstone-Smith Trust .............................     1,607,400
   30,000  Avalonbay Communities, Inc. .......................     1,494,000
   30,000  Boston Properties, Inc. ...........................     1,183,500
   60,000  Equity Office Properties Trust ....................     1,799,400
   60,000  Equity Residential Properties Trust ...............     1,724,400


                        See Notes to Financial Statements

Morgan Stanley Income Builder Fund
PORTFOLIO OF INVESTMENTS [ ] MARCH 31, 2002 (UNAUDITED) continued


 NUMBER OF
  SHARES                                                                             VALUE
-----------------------------------------------------------------------------------------------
   20,000  General Growth Properties, Inc. ....................................  $    884,000
   45,000  Healthcare Realty Trust, Inc. ......................................     1,366,200
   50,000  Mack-Cali Realty Corp. .............................................     1,734,000
   55,000  Simon Property Group, Inc. .........................................     1,794,650
   35,000  Vornado Realty Trust ...............................................     1,545,600
                                                                                 ------------
                                                                                   16,917,150
                                                                                 ------------
           Regional Banks (1.3%)
   39,647  Fifth Third Bancorp ................................................     2,675,380
                                                                                 ------------
           Savings Banks (1.2%)
   80,000  Washington Mutual, Inc. ............................................     2,650,400
                                                                                 ------------
           Telecommunication Equipment (1.2%)
  120,000  Nokia Corp. (ADR) (Finland) ........................................     2,488,800
                                                                                 ------------
           Tobacco (2.6%)
   90,000  Loews Corp.- Carolina Group ........................................     2,699,100
   55,000  Philip Morris Companies, Inc. ......................................     2,896,850
                                                                                 ------------
                                                                                    5,595,950
                                                                                 ------------
           Total Common Stocks (Cost $104,342,573) ............................   115,908,499
                                                                                 ------------
           Convertible Preferred Stocks (8.9%)
           Auto Parts: O.E.M. (0.0%)
   94,000  BTI Capital Trust - 144A* $3.25.....................................        11,750
                                                                                 ------------
           Containers/Packaging (1.5%)
   68,900  Sealed Air Corp. (Series A) $2.00...................................     3,159,065
                                                                                 ------------
           Electric Utilities (1.4%)
  117,000  Duke Energy Corp. $17.02............................................     3,008,070
                                                                                 ------------
           Major Banks (1.8%)
  116,100  National Australia Bank, Ltd. $1.97 (Australia) (Units)|P^..........     3,796,470
                                                                                 ------------
           Oil & Gas Pipelines (0.7%)
   60,000  Williams Cos Inc. $2.25.............................................     1,537,800
                                                                                 ------------
           Pulp & Paper (0.8%)
   30,000  Boise Cascade Corp. $3.75...........................................     1,669,500
                                                                                 ------------
           Railroads (0.9%)
   37,200  Union Pacific Capital Trust $3.13...................................     1,860,000
                                                                                 ------------

                        See Notes to Financial Statements

Morgan Stanley Income Builder Fund
PORTFOLIO OF INVESTMENTS [ ] MARCH 31, 2002 (UNAUDITED) continued


 NUMBER OF
  SHARES                                                                         VALUE
-------------------------------------------------------------------------------------------
           Real Estate Investment Trusts (0.8%)
  50,000   SL Green Realty Corp. $2.00.....................................  $  1,750,000
                                                                             ------------
           Telecommunication Equipment (1.0%)
  48,750   Motorola, Inc. $3.50............................................     2,164,987
                                                                             ------------
           Total Convertible Preferred Stocks (Cost $21,736,671) ..........    18,957,642
                                                                             ------------



 PRINCIPAL
 AMOUNT IN                                                                       COUPON     MATURITY
 THOUSANDS                                                                        RATE        DATE
-----------                                                                    ---------- -----------
            Convertible Bonds (15.1%)
            Auto Parts: O.E.M. (0.3%)
 $    300   Magna International, Inc. (Canada) ..............................    4.875%      02/15/05          314,250
      300   Tower Automotive, Inc. ..........................................     5.00       08/01/04          273,000
                                                                                                          ------------
                                                                                                               587,250
                                                                                                          ------------
            Broadcasting (0.7%)
    1,400   Clear Channel Communications, Inc. ..............................    2.625       04/01/03        1,424,500
                                                                                                          ------------
            Cable/Satellite TV (1.2%)
    1,300   Adelphia Communications Corp.....................................     6.00       02/15/06          947,375
    1,750   EchoStar Communications Corp. ...................................    4.875       01/01/07        1,579,375
                                                                                                          ------------
                                                                                                             2,526,750
                                                                                                          ------------
            Contract Drilling (1.4%)
    6,000   Diamond Offshore Drilling Inc. ..................................     0.00       06/06/20        3,060,000
                                                                                                          ------------
            Electronic Equipment/Instruments (0.4%)
    1,000   SCI Systems, Inc. ...............................................     3.00       03/15/07          757,500
                                                                                                          ------------
            Electronic Production Equipment (1.0%)
    1,690   Photronics Inc. .................................................     6.00       06/01/04        2,061,800
                                                                                                          ------------
            Industrial Machinery (1.0%)
    2,300   Thermo Fibertek, Inc. - 144A* ...................................     4.50       07/15/04        2,173,500
                                                                                                          ------------
            Information Technology Services (1.2%)
    4,250   Aether Systems, Inc. ............................................     6.00       03/22/05        2,587,187
                                                                                                          ------------
            Major Telecommunications (3.5%)
    3,700   Bell Atlantic Financial Service (exchangeable into Telecom
             Corporation of New Zealand common stock) .......................     5.75       04/01/03        3,732,560
    3,700   Bell Atlantic Financial Service - 144A* (exhangeable into Cable &
             Wireless Communications common stock) ..........................     4.25       09/15/05        3,705,550
                                                                                                          ------------
                                                                                                             7,438,110
                                                                                                          ------------

                        See Notes to Financial Statements

Morgan Stanley Income Builder Fund
PORTFOLIO OF INVESTMENTS [ ] MARCH 31, 2002 (UNAUDITED) continued


 PRINCIPAL
 AMOUNT IN                                                      COUPON       MATURITY
 THOUSANDS                                                       RATE          DATE           VALUE
-----------                                                  ------------ ------------   ---------------
            Metal Fabrications (0.0%)
 $     95   Hexcel Corp. .....................................   7.00%       08/01/03      $     61,869
                                                                                           ------------
            Movies/Entertainment (0.1%)
      255   Speedway Motorsports, Inc. .......................   5.75        09/30/03           272,531
                                                                                           ------------
            Packaged Software (1.5%)
    3,375   Mercury Interactive Corp. ........................   4.75        07/01/07         2,784,375
    1,005   Network Associates, Inc. .........................   0.00        02/13/18           457,275
                                                                                           ------------
                                                                                              3,241,650
                                                                                           ------------
            Services to the Health Industry (1.1%)
    2,500   Healthsouth Corp .................................   3.25        04/01/03         2,409,375
       50   Quadramed Corp. ..................................   5.25        05/01/05            41,063
                                                                                           ------------
                                                                                              2,450,438
                                                                                           ------------
            Specialty Telecommunications (0.0%)
      750   SA Telecommunications, Inc. - 144A* (a) ..........  10.00        08/15/06            22,500
                                                                                           ------------
            Telecommunication Equipment (1.7%)
    4,400   RF Micro Devices, Inc. ...........................   3.75        08/15/05         3,734,500
                                                                                           ------------
            Total Convertible Bonds (Cost 34,017,450) ..................................     32,400,085
                                                                                           ------------
            Corporate Bonds (18.3%)
            Advertising/Marketing Services (0.1%)
      100   American Business Information, Inc. ..............   9.50        06/15/08            99,000
      145   Lamar Media Corp. ................................   9.25        08/15/07           152,250
                                                                                           ------------
                                                                                                251,250
                                                                                           ------------
            Alternative Power Generation (0.0%)
       50   CalEnergy Co., Inc. ..............................   7.63        10/15/07            51,317
                                                                                           ------------
            Aluminum (0.0%)
      100   Golden Northwest Aluminum ........................  12.00        12/15/06            60,000
                                                                                           ------------
            Apparel/Footwear (1.0%)
    2,250   Tommy Hilfiger USA Inc. ..........................   6.85        06/01/08         2,084,953
                                                                                           ------------
            Broadcasting (2.6%)
    5,000   Clear Channel Communications (Series B) ..........   8.75        06/15/07         5,206,250
      150   Emmis Communications Corp. (Series B) ............  8.125        03/15/09           153,000
      200   STC Broadcasting, Inc. ...........................  11.00        03/15/07           207,250
                                                                                           ------------
                                                                                              5,566,500
                                                                                           ------------

                        See Notes to Financial Statements

Morgan Stanley Income Builder Fund
PORTFOLIO OF INVESTMENTS [ ] MARCH 31, 2002 (UNAUDITED) continued


 PRINCIPAL
 AMOUNT IN                                                                    COUPON      MATURITY
 THOUSANDS                                                                     RATE         DATE           VALUE
-----------                                                               -------------- ----------    -------------
            Cable/Satellite TV (1.1%)
 $    125   CSC Holdings, Inc. ..........................................     7.625%      07/15/18      $    112,844
      175   Echostar DBS Corp. ..........................................     9.375       02/01/09           182,000
    2,000   Tele-Communications, Inc. ...................................      9.25       04/15/02         2,004,196
                                                                                                        ------------
                                                                                                           2,299,040
                                                                                                        ------------
            Casino/Gaming (0.1%)
      200   Boyd Gaming Corp. ...........................................      9.25       10/01/03           208,500
                                                                                                        ------------
            Chemicals: Agricultural (0.0%)
      100   Scotts Company (The) ........................................     8.625       01/15/09           103,500
                                                                                                        ------------
            Chemicals: Specialty (0.1%)
      175   Texas Petrochemicals Corp. ..................................    11.125       07/01/06           148,750
                                                                                                        ------------
            Coal (0.1%)
      129   P&L Coal Holdings Corp. (Series B) ..........................     8.875       05/15/08           137,062
                                                                                                        ------------
            Commercial Printing/Forms (0.1%)
      250   Von Hoffman Press, Inc. - 144A* .............................    10.375       05/15/07           235,313
                                                                                                        ------------
            Containers/Packaging (0.2%)
      225   Ball Corp. ..................................................      7.75       08/01/06           231,750
      125   Ball Corp. ..................................................      8.25       08/01/08           130,156
      100   Consumers Packaging, Inc. ...................................      9.75       02/01/07             1,000
                                                                                                        ------------
                                                                                                             362,906
                                                                                                        ------------
            Electric Utilities (0.3%)
      100   CMS Energy Corp. ............................................      7.50       01/15/09           100,500
      113   Niagara Mohawk Power (Series F) .............................     7.625       10/01/05           118,885
      175   Niagara Mohawk Power (Series G) .............................      7.75       10/01/08           186,982
      125   Niagara Mohawk Power (Series H) .............................      8.50++     07/01/10           119,522
                                                                                                        ------------
                                                                                                             525,889
                                                                                                        ------------
            Electrical Products (0.1%)
      335   Communications & Power Industries, Inc. (Series B) ..........     12.00       08/01/05           242,875
                                                                                                        ------------
            Engineering & Construction (0.1%)
      225   Mastec Inc. (Series B) ......................................      7.75       02/01/08           198,000
                                                                                                        ------------
            Finance/Rental/Leasing (0.0%)
       25   Anthony Crane Rentals .......................................    10.375       08/01/08             2,500
                                                                                                        ------------

                        See Notes to Financial Statements

Morgan Stanley Income Builder Fund
PORTFOLIO OF INVESTMENTS [ ] MARCH 31, 2002 (UNAUDITED) continued


 PRINCIPAL
 AMOUNT IN                                                   COUPON      MATURITY
 THOUSANDS                                                    RATE         DATE           VALUE
-----------                                                  --------   ----------    -------------
            Financial Conglomerates (0.0%)
 $     75   GS Escrow Corp. ................................  7.125%     08/01/05      $     74,238
                                                                                       ------------
            Food Distributors (1.0%)
    2,000   Fleming Companies, Inc. (Series B) ............. 10.625      07/31/07         2,037,500
                                                                                       ------------
            Food: Specialty/Candy (0.0%)
      100   Mrs. Fields Original (Series B) ................ 10.125      12/01/04            87,000
                                                                                       ------------
            Home Building (0.2%)
       75   D.R. Horton Inc. ...............................   8.00      02/01/09            75,750
       50   Standard Pacific Corp. (Series A) ..............   8.00      02/15/08            49,500
      290   Williams Scotsman, Inc. ........................  9.875      06/01/07           290,000
                                                                                       ------------
                                                                                            415,250
                                                                                       ------------
            Hotels/Resorts/Cruiselines (0.2%)
      400   ITT Corp. (New) ................................  7.375      11/15/15           375,130
                                                                                       ------------
            Media Conglomerates (0.9%)
    2,000   Time Warner Entertainment Co. ..................  9.625      05/01/02         2,010,008
                                                                                       ------------
            Medical/Nursing Services (0.1%)
      225   Prime Medical Services Inc. ....................   8.75      04/01/08           204,188
                                                                                       ------------
            Metal Fabrications (0.1%)
      200   International Wire Group (Series B) ............  11.75      06/01/05           169,000
      100   Neenah Corp. (Series F) ........................ 11.125      05/01/07            41,000
                                                                                       ------------
                                                                                            210,000
                                                                                       ------------
            Miscellaneous Commercial Services (0.0%)
       75   Pierce Leahy Command Co. .......................  8.125      05/15/08            75,375
                                                                                       ------------
            Miscellaneous Manufacturing (0.1%)
      200   Ametek Inc. ....................................   7.20      07/15/08           191,174
      155   Insilco Corp. (Series B) .......................  12.00      08/15/07            23,250
                                                                                       ------------
                                                                                            214,424
                                                                                       ------------
            Oil & Gas Production (1.5%)
    3,000   KCS Energy, Inc. ...............................  11.00      01/15/03         3,000,000
      275   Magnum Hunter Resources, Inc. ..................  10.00      06/01/07           286,000
                                                                                       ------------
                                                                                          3,286,000
                                                                                       ------------
            Other Consumer Services (0.0%)
      100   Protection One Alarm Monitoring, Inc. ..........  7.375      08/15/05            84,000
                                                                                       ------------

                        See Notes to Financial Statements

Morgan Stanley Income Builder Fund
PORTFOLIO OF INVESTMENTS [ ] MARCH 31, 2002 (UNAUDITED) continued


 PRINCIPAL
 AMOUNT IN                                                               COUPON      MATURITY
 THOUSANDS                                                                RATE         DATE           VALUE
-----------                                                            ---------- ------------   ---------------
            Other Consumer Specialties (0.0%)
 $     95   Boyds Collection Ltd. ......................................   9.00      05/15/08      $     97,494
                                                                                                   ------------
            Other Metals/Minerals (4.9%)
   10,500   Cyprus Amax Minerals Co. ................................... 10.125      04/01/02        10,500,000
                                                                                                   ------------
            Publishing: Books/Magazines (0.0%)
       50   Primedia, Inc. .............................................  7.625      04/01/08            43,000
                                                                                                   ------------
            Publishing: Newspapers (1.7%)
      275   Garden State Newspapers (Series B) .........................   8.75      10/01/09           272,250
    3,200   Hollinger International Publishing, Inc. ...................   9.25      02/01/06         3,288,000
                                                                                                   ------------
                                                                                                      3,560,250
                                                                                                   ------------
            Pulp & Paper (0.1%)
      125   Paperboard Industrial International Inc. ...................  8.375      09/15/07           120,000
      125   Specialty Paperboard, Inc. (Series B) ......................  9.375      10/15/06           110,000
                                                                                                   ------------
                                                                                                        230,000
                                                                                                   ------------
            Real Estate Development (0.2%)
      300   Forest City Enterprises, Inc. ..............................   8.50      03/15/08           303,000
                                                                                                   ------------
            Savings Banks (0.1%)
       50   Chevy Chase Savings Bank, F.S.B. ...........................   9.25      12/01/05            50,000
      100   Chevy Chase Savings Bank, F.S.B. ...........................   9.25      12/01/08           100,000
                                                                                                   ------------
                                                                                                        150,000
                                                                                                   ------------
            Specialty Stores (0.1%)
      175   Zale Corp. (Series B) ......................................   8.50      10/01/07           176,750
                                                                                                   ------------
            Trucks/Construction/Farm Machinery (1.1%)
    2,300   Navistar International (Series B) ..........................  9.375      06/01/06         2,415,000
                                                                                                   ------------
            Wholesale Distributors (0.1%)
      300   Home Interiors & Gifts Inc. ................................ 10.125      06/01/08           270,000
                                                                                                   ------------
            Total Corporate Bonds (Cost $39,971,008)....................                             39,296,962
                                                                                                   ------------
            Short-Term Investment (2.0%)
            Repurchase Agreement
    4,185   Joint repurchase agreement account (dated 03/28/02;
             proceeds $4,185,675) (b) (Cost $4,185,000) ................  1.936       4/01/02         4,185,000
                                                                                                   ------------


                        See Notes to Financial Statements

Morgan Stanley Income Builder Fund
PORTFOLIO OF INVESTMENTS [ ] MARCH 31, 2002 (UNAUDITED) continued


                                                                       VALUE
                                                                   -------------
      Total Investments (Cost $204,252,702) (c)..      98.5%       $210,748,188
      Other Assets in Excess of Liabilities .....       1.5           3,117,615
                                                      -----        ------------
      Net Assets ................................     100.0%       $213,865,803
                                                      =====        ============

------------

ADR  American Depository Receipt.
*    Resale is restricted to qualified institutional investors.
+/+ Consists of one or more classes of securities traded together as a unit; bonds with attached warrants.
++ Currently a zero coupon bond that will pay interest at a future specified date.
(a)  Non-income producing security; bond in default.
(b)  Collateralized by federal agency and U.S. Treasury obligations.
(c) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $22,349,150 and the aggregate gross unrealized depreciation is $15,853,664, resulting in net unrealized appreciation of $6,495,486.


                        See Notes to Financial Statements

Morgan Stanley Income Builder Fund
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
March 31, 2002 (unaudited)


Assets:
Investments in securities, at value
  (cost $204,252,702).............................. $210,748,188
Cash ..............................................       32,725
Receivable for:
     Interest .....................................    1,681,024
     Investments sold .............................    1,605,408
     Dividends ....................................      492,927
     Shares of beneficial interest sold ...........      161,725
Prepaid expenses and other assets .................       60,335
                                                    -------------
   Total Assets ...................................  214,782,332
                                                    -------------
Liabilities:
Payable for:
     Shares of beneficial interest repurchased.....      354,728
     Investments purchased ........................      230,475
     Distribution fee .............................      178,655
     Investment management fee ....................      137,181
Accrued expenses and other payables ...............       15,490
                                                    -------------
   Total Liabilities ..............................      916,529
                                                    -------------
   Net Assets ..................................... $213,865,803
                                                    ============
Composition of Net Assets:
Paid-in-capital ................................... $241,389,119
Net unrealized appreciation .......................    6,495,486
Dividends in excess of net investment income.......     (310,182)
Accumulated net realized loss .....................  (33,708,620)
                                                    -------------
   Net Assets ..................................... $213,865,803
                                                    ============
Class A Shares:
Net Assets ........................................ $  2,755,789
Shares Outstanding (unlimited authorized,
  $.01 par value)..................................      266,563
   Net Asset Value Per Share ...................... $      10.34
                                                    ============
   Maximum Offering Price Per Share,
     (net asset value plus 5.54% of net asset
        value) .................................... $      10.91
                                                    ============
Class B Shares:
Net Assets ........................................ $186,781,861
Shares Outstanding (unlimited authorized,
  $.01 par value)..................................   18,060,067
   Net Asset Value Per Share ...................... $      10.34
                                                    ============
Class C Shares:
Net Assets ........................................ $ 21,403,828
Shares Outstanding (unlimited authorized,
  $.01 par value)..................................    2,073,977
   Net Asset Value Per Share ...................... $      10.32
                                                    ============
Class D Shares:
Net Assets ........................................ $  2,924,325
Shares Outstanding (unlimited authorized,
  $.01 par value)..................................      282,869
   Net Asset Value Per Share ...................... $      10.34
                                                    ============


Statement of Operations
For the six months ended March 31, 2002 (unaudited)



Net Investment Income:
Income
Dividends ..................................... $ 2,465,255
Interest ......................................   2,451,910
                                                -----------
   Total Income ...............................   4,917,165
                                                -----------
Expenses
Distribution fee (Class A shares) .............       2,826
Distribution fee (Class B shares) .............     934,720
Distribution fee (Class C shares) .............     104,126
Investment management fee .....................     790,630
Transfer agent fees and expenses ..............      84,690
Registration fees .............................      28,305
Shareholder reports and notices ...............      14,635
Professional fees .............................       9,823
Custodian fees ................................       1,607
Trustees' fees and expenses ...................          78
                                                -----------
   Total Expenses .............................   1,971,440
                                                -----------
   Net Investment Income ......................   2,945,725
                                                -----------
Net Realized and Unrealized Gain (Loss):
Net realized loss ............................. (13,319,600)
Net change in unrealized depreciation .........  26,736,908
                                                -----------
   Net Gain ...................................  13,417,308
                                                -----------
Net Increase .................................. $16,363,033
                                                ===========




                        See Notes to Financial Statements

Morgan Stanley Income Builder Fund
FINANCIAL STATEMENTS continued



Statement of Changes in Net Assets




                                                                                        FOR THE SIX         FOR THE YEAR
                                                                                       MONTHS ENDED            ENDED
                                                                                      MARCH 31, 2002     SEPTEMBER 30, 2001
                                                                                     ----------------   -------------------
                                                                                         (unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income ............................................................    $   2,945,725        $   9,117,526
Net realized loss ................................................................      (13,319,600)            (838,930)
Net change in unrealized depreciation ............................................       26,736,908          (11,456,717)
                                                                                      -------------        -------------
  Net Increase (Decrease) ........................................................       16,363,033           (3,178,121)
                                                                                      -------------        -------------

Dividends to Shareholders from Net Investment Income
Class A shares ...................................................................          (57,279)            (124,207)
Class B shares ...................................................................       (3,303,356)          (8,682,453)
Class C shares ...................................................................         (370,375)            (963,279)
Class D shares ...................................................................          (34,204)              (6,734)
                                                                                      -------------        -------------
  Total Dividends ................................................................       (3,765,214)          (9,776,673)
                                                                                      -------------        -------------

Net decrease from transactions in shares of beneficial interest ..................       (8,158,488)         (30,210,364)
                                                                                      -------------        -------------

  Net Increase (Decrease) ........................................................        4,439,331          (43,165,158)

Net Assets:
Beginning of period ..............................................................      209,426,472          252,591,630
                                                                                      -------------        -------------
End of Period
(Including dividends in excess of net investment income of $310,182 and
 accumulated undistributed net investment income of $1,685,737, respectively) ....    $ 213,865,803        $ 209,426,472
                                                    ===========                       =============        =============




                        See Notes to Financial Statements

Morgan Stanley Income Builder Fund
NOTES TO FINANCIAL STATEMENTS [ ] MARCH 31, 2002 (UNAUDITED)

1. Organization and Accounting Policies
Morgan Stanley Income Builder Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's primary investment objective is to seek reasonable income and, as a secondary objective, growth of capital. The Fund seeks to achieve its objective by investing primarily in income-producing equity securities, including common and preferred stocks as well as convertible securities. The Fund was organized as a Massachusetts business trust on March 21, 1996 and commenced operations on June 26, 1996. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. Valuation of Investments - (1) an equity portfolio security listed or traded on the New York or American Stock Exchange, Nasdaq, or other exchange is valued at its latest sale price, prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange; the securities are valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price; (3) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Investment Advisors Inc. (the "Investment Manager") that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); (4) certain portfolio securities may be valued by an outside pricing service approved by the Trustees. The pricing service may utilize a matrix system incorporating security quality, maturity and coupon as the evaluation model parameters, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining what it

Morgan Stanley Income Builder Fund
NOTES TO FINANCIAL STATEMENTS [ ] MARCH 31, 2002 (UNAUDITED) continued



believes is the fair valuation of the securities valued by such pricing service; and (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments - Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date except for certain dividends on foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Joint Repurchase Agreement Account - Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements for cash, or U.S. Treasury or federal agency obligations.

D. Multiple Class Allocations - Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. Federal Income Tax Status - It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

F. Dividends and Distributions to Shareholders - The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

Morgan Stanley Income Builder Fund
NOTES TO FINANCIAL STATEMENTS [ ] MARCH 31, 2002 (UNAUDITED) continued



2. Investment Management Agreement
Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined at the close of each business day: 0.75% to the portion of daily net assets not exceeding $500 million and 0.725% to the portion of daily net assets in excess of $500 million.

3. Plan of Distribution
Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A - up to 0.25% of the average daily net assets of Class A; (ii) Class B - 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C - up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $16,298,362 at March 31, 2002.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended March 31, 2002, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.24% and 1.0%, respectively.

The Distributor has informed the Fund that for the six months ended March 31, 2002, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares of $173,598 and received $57,121 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

Morgan Stanley Income Builder Fund
NOTES TO FINANCIAL STATEMENTS [ ] MARCH 31, 2002 (UNAUDITED) continued



4. Security Transactions and Transactions with Affiliates
The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended March 31, 2002 aggregated $40,089,216 and $53,435,624, respectively.

For the six months ended March 31, 2002, the Fund incurred $21,231 in brokerage commissions with Morgan Stanley DW Inc., an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund.

For the six months ended March 31, 2002, the Fund incurred $13,298 in brokerage commissions with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Trust, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent.

5. Federal Income Tax Status
At September 30, 2001, the Fund had a net capital loss carryover of approximately $15,568,000 of which $4,464,000 will be available through September 30, 2008 and $11,104,000 will be available through September 30, 2009 to offset future capital gains to the extent provided by regulations.

Capital losses incurred after October 31 ("post-October losses") within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net capital losses of approximately $4,492,000 during fiscal 2001.

At September 30, 2001, the Fund had temporary book/tax differences primarily attributable to post-October losses and capital loss deferrals on wash sales.

Morgan Stanley Income Builder Fund
NOTES TO FINANCIAL STATEMENTS [ ] MARCH 31, 2002 (UNAUDITED) continued



6. Shares of Beneficial Interest
Transactions in shares of beneficial interest were as follows:


                                                 FOR THE SIX                      FOR THE YEAR
                                                 MONTHS ENDED                         ENDED
                                                MARCH 31, 2002                 SEPTEMBER 30, 2001
                                       -------------------------------- ---------------------------------
                                                 (unaudited)
                                            SHARES          AMOUNT            SHARES           AMOUNT
                                       --------------- ----------------  --------------- -----------------
CLASS A SHARES
Sold .................................       104,422    $   1,053,839          585,183     $   6,504,057
Reinvestment of dividends ............         4,086           41,348           10,240           103,612
Redeemed .............................       (25,799)        (258,512)        (688,726)       (7,512,245)
                                             -------    -------------         --------     -------------
Net increase (decrease) - Class A ....        82,709          836,675          (93,303)         (904,576)
                                             -------    -------------         --------     -------------
CLASS B SHARES
Sold .................................     1,098,655       11,063,232        2,861,199        30,465,383
Reinvestment of dividends ............       240,590        2,434,672          646,763         6,549,408
Redeemed .............................    (2,468,392)     (24,863,826)      (5,873,029)      (61,943,596)
                                          ----------    -------------       ----------     -------------
Net decrease - Class B ...............    (1,129,147)     (11,365,922)      (2,365,067)      (24,928,805)
                                          ----------    -------------       ----------     -------------
CLASS C SHARES
Sold .................................        84,822          851,450          151,680         1,626,587
Reinvestment of dividends ............        28,989          292,742           74,597           754,297
Redeemed .............................      (148,607)      (1,494,151)        (592,442)       (6,190,154)
                                          ----------    -------------       ----------     -------------
Net decrease - Class C ...............       (34,796)        (349,959)        (366,165)       (3,809,270)
                                          ----------    -------------       ----------     -------------
CLASS D SHARES
Sold .................................       274,716        2,779,665           27,342           292,145
Reinvestment of dividends ............           279            2,832              335             3,337
Redeemed .............................        (6,137)         (61,779)         (82,446)         (863,195)
                                          ----------    -------------       ----------     -------------
Net increase (decrease) - Class D ....       268,858        2,720,718          (54,769)         (567,713)
                                          ----------    -------------       ----------     -------------
Net decrease in Fund .................      (812,376)   $  (8,158,488)      (2,879,304)    $ (30,210,364)
                                          ===========   =============       ===========    =============


7. Change In Accounting Policy
Effective October 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, related to premiums and discounts on debt securities. The cumulative effect of this accounting change had no impact on the net assets of the Fund, but resulted in a $1,176,430 decrease in the cost of securities and a corresponding $1,176,430 decrease in undistributed net investment income based on securities held as of September 30, 2001.

The effect of this change for the six months ended March 31, 2002 was to increase net investment income by $8,003; decrease unrealized appreciation by $22,436; and decrease net realized losses by $14,433. The statement of changes in net assets and the financial highlights for prior periods have not been restated to reflect this change.

Morgan Stanley Income Builder Fund
FINANCIAL HIGHLIGHTS



Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:



                                                   FOR THE SIX
                                                  MONTHS ENDED
                                                 MARCH 31, 2002
                                             ----------------------
                                                  (unaudited)
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period .......     $      9.74
                                                 -----------
Income (loss) from investment operations:
 Net investment income +/+..................            0.26
 Net realized and unrealized gain
  (loss) ...................................            0.56
                                                 -----------
Total income (loss) from investment
 operations ................................            0.82
                                                 -----------
Less dividends and distributions from:
 Net investment income .....................           (0.22)
 Net realized gain .........................               -
                                                 -----------
Total dividends and distributions ..........           (0.22)
                                                 -----------
Net asset value, end of period .............     $     10.34
                                                 ===========
Total Return + .............................            8.48%(1)

Ratios to Average Net Assets:
Expenses ...................................            1.12%(2)(3)
Net investment income ......................            3.54%(2)(3)

Supplemental Data:
Net assets, end of period, in
 thousands .................................     $     2,756
Portfolio turnover rate ....................              20%(1)


                                                                 FOR THE YEAR ENDED SEPTEMBER 30,
                                             ------------------------------------------------------------------------
                                                2001               2000                1999              1998
                                             --------------- --------------------- ------------------ ---------------
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period .......  $ 10.36           $    10.98            $ 11.18          $  12.81
                                              -------           ----------            --------         --------
Income (loss) from investment operations:
 Net investment income +/+..................     0.49                 0.53               0.58              0.59
 Net realized and unrealized gain
  (loss) ...................................    (0.59)               (0.26)              0.54             (1.12)
                                              -------           ----------            -------          --------
Total income (loss) from investment
 operations ................................    (0.10)                0.27               1.12             (0.53)
                                              -------           ----------            -------          --------
Less dividends and distributions from:
 Net investment income .....................    (0.52)               (0.51)             (0.62)            (0.51)
 Net realized gain .........................        -                (0.38)             (0.70)            (0.59)
                                              -------           ----------            -------          --------
Total dividends and distributions ..........    (0.52)               (0.89)             (1.32)            (1.10)
                                              -------           ----------            -------          --------
Net asset value, end of period .............  $  9.74           $    10.36            $ 10.98          $  11.18
                                              =======           ==========            =======          ========
Total Return + .............................    (1.06)%               2.71%             10.15%            (4.67)%

Ratios to Average Net Assets:
Expenses ...................................     1.17%(3)             1.21%(3)           1.17% (3)         1.17%(3)
Net investment income ......................     4.61% (3)            4.92%(3)           5.02% (3)         4.61%(3)

Supplemental Data:
Net assets, end of period, in
 thousands .................................    $1,791          $    2,872         $   12,541         $  10,073
Portfolio turnover rate ....................       29%                  38%                36%               58%



                                                 FOR THE PERIOD
                                                 JULY 28, 1997*
                                                    THROUGH
                                               SEPTEMBER 30, 1997
                                             ---------------------
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period .......    $    12.20
                                                -----------
Income (loss) from investment operations:
 Net investment income+/+ ..................          0.12
 Net realized and unrealized gain
  (loss) ...................................          0.61
                                                -----------
Total income (loss) from investment
 operations ................................          0.73
                                                -----------
Less dividends and distributions from:
 Net investment income .....................         (0.12)
 Net realized gain .........................           -
                                                ----------
Total dividends and distributions ..........         (0.12)
                                                ----------
Net asset value, end of period .............    $    12.81
                                                ==========
Total Return+ .............................           5.95%(1)

Ratios to Average Net Assets:
Expenses ...................................          1.28%(2)
Net investment income ......................          5.77%(2)

Supplemental Data:
Net assets, end of period, in
 thousands .................................    $    1,047
Portfolio turnover rate ....................            74%

------------
*    The date shares were first issued.
+/+ The per share amounts were computed using an average number of shares outstanding during the period.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.


                        See Notes to Financial Statements

Morgan Stanley Income Builder Fund
FINANCIAL HIGHLIGHTS continued

                                                   FOR THE SIX
                                                  MONTHS ENDED
                                                 MARCH 31, 2002
                                             ----------------------
                                                  (unaudited)
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period .......     $      9.74
                                                 ---------------
Income (loss) from investment operations:
 Net investment income +/+..................            0.20
 Net realized and unrealized gain
  (loss) ...................................            0.58
                                                 ---------------
Total income (loss) from investment
 operations ................................            0.78
                                                 ---------------
Less dividends and distributions from:
 Net investment income .....................           (0.18)
 Net realized gain .........................               -
                                                 ---------------
Total dividends and distributions ..........           (0.18)
                                                 ---------------
Net asset value, end of period .............     $     10.34
                                                 ===============
Total Return + .............................            8.06%(1)

Ratios to Average Net Assets:
Expenses ...................................            1.88%(2)(3)
Net investment income ......................            2.78%(2)(3)

Supplemental Data:
Net assets, end of period, in
 thousands .................................      $  186,782
Portfolio turnover rate ....................              20%(1)

                                                                      FOR THE YEAR ENDED SEPTEMBER 30,
                                             ----------------------------------------------------------------------------------
                                                   2001             2000                 1999            1998          1997**
                                             --------------- ----------------- ----------------- --------------- --------------
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period .......     $    10.37      $  10.98             $    11.18      $    12.81      $   10.23
                                                 ----------      ----------           ----------      ----------      ---------
Income (loss) from investment operations:
 Net investment income +/+..................           0.41          0.44                   0.50            0.50           0.46
 Net realized and unrealized gain
  (loss) ...................................          (0.60)        (0.23)                  0.53           (1.11)          2.54
                                                 ----------      ----------           ----------      ----------      ---------
Total income (loss) from investment
 operations ................................          (0.19)         0.21                   1.03           (0.61)          3.00
                                                 ----------      ----------           ----------      ----------      ---------
Less dividends and distributions from:
 Net investment income .....................          (0.44)        (0.44)                 (0.53)          (0.43)         (0.41)
 Net realized gain .........................              -         (0.38)                 (0.70)          (0.59)         (0.01)
                                                 ----------      ----------           ----------      ----------      ----------
Total dividends and distributions ..........          (0.44)        (0.82)                 (1.23)          (1.02)         (0.42)
                                                 ----------      ----------           ----------      ----------      ----------
Net asset value, end of period .............     $     9.74      $  10.37             $    10.98      $    11.18      $   12.81
                                                 ==========      ==========           ==========      ==========      ==========
Total Return+ ..............................          (1.83)%        2.00%                  9.31%          (5.29)%        29.83%
Ratios to Average Net Assets:
Expenses ...................................           1.95%(3)      1.97%(3)               1.90%(3)        1.80%(3)       1.85%
Net investment income ......................           3.83%(3)      4.16%(3)               4.29%(3)        3.98%(3)       4.16%
Supplemental Data:
Net assets, end of period, in
 thousands .................................     $  186,994      $223,413             $  348,070       $ 416,909       $358,973
Portfolio turnover rate ....................             29%           38%                    36%             58%            74%

------------

*    Commencement of operations.
** Prior to July 28, 1997 the Fund issued one class of shares. All shares of the Fund held prior to that date have been designated Class B shares.
+/+ The per share amounts were computed using an average number of shares outstanding during the period.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                        See Notes to Financial Statements

Morgan Stanley Income Builder Fund
FINANCIAL HIGHLIGHTS continued



                                                    FOR THE SIX
                                                   MONTHS ENDED
                                                  MARCH 31, 2002
                                              ----------------------
                                                   (unaudited)
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period ........     $      9.72
                                                  -------------
Income (loss) from investment operations:
 Net investment income +/+...................            0.20
 Net realized and unrealized gain (loss).....            0.58
                                                  -------------
Total income (loss) from investment
 operations .................................            0.78
                                                  -------------
Less dividends and distributions from:
 Net investment income ......................           (0.18)
 Net realized gain ..........................               -
                                                  -------------
Total dividends and distributions ...........           (0.18)
                                                  -------------
Net asset value, end of period ..............     $     10.32
                                                  =============
Total Return + ..............................            8.07%(1)

Ratios to Average Net Assets:
Expenses ....................................            1.88%(2)(3)
Net investment income .......................            2.78%(2)(3)

Supplemental Data:
Net assets, end of period, in
 thousands ..................................     $    21,404
Portfolio turnover rate .....................              20%(1)



                                                                   FOR THE YEAR ENDED SEPTEMBER 30,
                                              --------------------------------------------------------------------------
                                                    2001               2000                  1999              1998
                                              --------------- --------------------- --------------------- --------------
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period ........     $  10.34          $    10.96              $ 11.16           $ 12.80
                                                  --------          ----------              -------           -------
Income (loss) from investment operations:
 Net investment income +/+...................         0.41                0.44                 0.48              0.50
 Net realized and unrealized gain (loss).....        (0.59)              (0.24)                0.55             (1.12)
                                                  --------          -------------           -------           -------
Total income (loss) from investment
 operations .................................        (0.18)               0.20                 1.03             (0.62)
                                                  --------          -------------           -------           -------
Less dividends and distributions from:
 Net investment income ......................        (0.44)              (0.44)               (0.53)            (0.43)
 Net realized gain ..........................            -               (0.38)               (0.70)            (0.59)
                                                  --------          -------------           --------          -------
Total dividends and distributions ...........        (0.44)              (0.82)               (1.23)            (1.02)
                                                  --------          -------------           --------          -------
Net asset value, end of period ..............     $   9.72          $    10.34              $ 10.96           $ 11.16
                                                  ========          =============           ========          =======
Total Return + ..............................        (1.84)%              2.01%                9.38%            (5.38)%
Ratios to Average Net Assets:
Expenses ....................................         1.93%(3)            1.96%(3)             1.90%(3)          1.92%(3)
Net investment income .......................         3.85%(3)            4.17%(3)             4.29%(3)          3.86%(3)
Supplemental Data:
Net assets, end of period, in
 thousands ..................................     $ 20,505            $ 25,594              $40,859           $5,630
Portfolio turnover rate .....................           29%                 38%                  36%              58%



                                                 FOR THE PERIOD
                                                 JULY 28, 1997*
                                                    THROUGH
                                               SEPTEMBER 30, 1997
                                              -------------------
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period ........     $   12.20
                                                  ---------
Income (loss) from investment operations:
 Net investment income +/+...................          0.10
 Net realized and unrealized gain (loss).....          0.61
                                                  ---------
Total income (loss) from investment
 operations .................................          0.71
                                                  ---------
Less dividends and distributions from:
 Net investment income ......................         (0.11)
 Net realized gain ..........................             -
                                                  ---------
Total dividends and distributions ...........         (0.11)
                                                  ---------
Net asset value, end of period ..............     $   12.80
                                                  =========
Total Return +...............................          5.79%(1)
Ratios to Average Net Assets:
Expenses ....................................          1.98%(2)
Net investment income .......................          4.61%(2)
Supplemental Data:
Net assets, end of period, in
 thousands ..................................     $     987
Portfolio turnover rate .....................            74%

------------
*    The date shares were first issued.
+/+ The per share amounts were computed using an average number of shares outstanding during the period.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                        See Notes to Financial Statements

Morgan Stanley Income Builder Fund
FINANCIAL HIGHLIGHTS continued



                                                 FOR THE SIX
                                                MONTHS ENDED
                                               MARCH 31, 2002
                                           ----------------------
                                                (unaudited)
Class D Shares
Selected Per Share Data:
Net asset value, beginning of period .....     $      9.74
                                               -----------
Income (loss) from investment operations:
 Net investment income+/+ ................            0.30
 Net realized and unrealized gain
  (loss) .................................            0.53
                                               -----------
Total income (loss) from investment
 operations ..............................            0.83
                                               -----------
Less dividends and distributions from:
 Net investment income ...................           (0.23)
 Net realized gain .......................               -
                                               -----------
Total dividends and distributions ........           (0.23)
                                               -----------
Net asset value, end of period ...........     $     10.34
                                               ============
Total Return+  ...........................            8.59%(1)

Ratios to Average Net Assets:
Expenses .................................            0.88%(2)(3)
Net investment income ....................            3.78%(2)(3)

Supplemental Data:
Net assets, end of period, in
 thousands ...............................     $     2,924
Portfolio turnover rate ..................              20%(1)



                                                              FOR THE YEAR ENDED SEPTEMBER 30,
                                           ----------------------------------------------------------------------
                                                2001               2000                1999             1998
                                           -------------- --------------------- ------------------ --------------
Class D Shares
Selected Per Share Data:
Net asset value, beginning of period .....  $ 10.36          $    10.99            $ 11.18          $ 12.82
                                            -------          ----------            -------          -------
Income (loss) from investment operations:
 Net investment income +/+................     0.50                0.54               0.60             0.64
 Net realized and unrealized gain
  (loss) .................................    (0.57)              (0.24)              0.55            (1.15)
                                            -------          ----------            -------          -------
Total income (loss) from investment
 operations ..............................    (0.07)               0.30               1.15            (0.51)
                                            -------          ----------            -------          -------
Less dividends and distributions from:
 Net investment income ...................    (0.55)              (0.55)             (0.64)           (0.54)
 Net realized gain .......................        -               (0.38)             (0.70)           (0.59)
                                            -------          ----------            -------          -------
Total dividends and distributions ........    (0.55)              (0.93)             (1.34)           (1.13)
                                            -------          ----------            -------          -------
Net asset value, end of period ...........  $  9.74          $    10.36            $ 10.99          $ 11.18
                                            =======          ==========            =======          =======
Total Return+  ...........................    (0.80)%              2.98%             10.51%           (4.46)%

Ratios to Average Net Assets:
Expenses .................................     0.95%(3)            0.97%(3)           0.93%(3)         0.92%(3)
Net investment income ....................     4.83%(3)            5.16%(3)           5.26%(3)         4.86%(3)

Supplemental Data:
Net assets, end of period, in
 thousands ...............................  $   136           $     712            $   740           $  618
Portfolio turnover rate ..................       29%                 38%                36%              58%



                                               FOR THE PERIOD
                                               JULY 28, 1997*
                                                  THROUGH
                                             SEPTEMBER 30, 1997
                                           ---------------------
Class D Shares
Selected Per Share Data:
Net asset value, beginning of period .....    $    12.20
                                              -----------
Income (loss) from investment operations:
 Net investment income +/+................          0.12
 Net realized and unrealized gain
  (loss) .................................          0.62
                                              -----------
Total income (loss) from investment
 operations ..............................          0.74
                                              -----------
Less dividends and distributions from:
 Net investment income ...................         (0.12)
 Net realized gain .......................             -
                                              -------------
Total dividends and distributions ........         (0.12)
                                              -------------
Net asset value, end of period ...........    $    12.82
                                              =============
Total Return + ...........................          5.98%(1)

Ratios to Average Net Assets:
Expenses .................................          0.96%(2)
Net investment income ....................          5.41%(2)

Supplemental Data:
Net assets, end of period, in
 thousands ...............................    $       21
Portfolio turnover rate ..................            74%

------------
*    The date shares were first issued.
+/+ The per share amounts were computed using an average number of shares outstanding during the period.
+ Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                        See Notes to Financial Statements

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder



OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

Paul D. Vance
Vice President

Catherine Maniscalco
Vice President

Ellen Gold
Vice President

Thomas F. Caloia
Treasurer


TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center -- Plaza Two
Jersey City, New Jersey  07311


INDEPENDENT AUDITORS

Deloitte & Touche LLP
Two World Financial Center
New York, New York  10281


INVESTMENT MANAGER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York  10020


The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling
(800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
Read the prospectus carefully before investing.

Morgan Stanley Distributors Inc., member NASD.                      38421RPT




MORGAN STANLEY
[GRAPHIC OMITTED]



[GRAPHIC OMITTED]
MORGAN STANLEY
INCOME BUILDER FUND


Semiannual Report
March 31, 2002